Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) after income tax	[1]	$ 44,390	$ (247,114)		$ (78,040)
Items that may be reclassified to the Consolidated Statement of Profit or Loss:
Foreign exchange rate differences on translation of foreign operations		(19,743)	(5,290)	[1]	(17,260)	[1]
Total items that may be reclassified to the Consolidated Statement of Profit or Loss		(19,743)	(5,290)	[1]	(17,260)	[1]
Items that will not be reclassified to the Consolidated Statement of Profit or Loss:
Fair value adjustments on financial assets at fair value through other comprehensive income		3,379	43	[1]	2,512	[1]
Total items that will not be reclassified to the Consolidated Statement of Profit or Loss		3,379	43	[1]	2,512	[1]
Total other comprehensive loss, net of income tax	[1]	(16,364)	(5,247)		(14,748)
Total comprehensive income/(loss)	[1]	28,026	(252,361)		(92,788)
Attributable to:
Equity holders of Elevra Lithium Limited		24,334	(194,651)	[1]	(78,076)	[1]
Non-controlling interests		$ 3,692	$ (57,710)	[1]	$ (14,712)	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.